Investment Risks - ARK Active Autocallable Income ETF	Jul. 27, 2026
Risk Lose Money [Member]
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Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Authorized Participants Concentration Risk [Member]
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Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”).

Communications Sector Risk [Member]
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Communications Sector Risk.  The Fund will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk [Member]
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Consumer Discretionary Risk.    The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Currency Risk [Member]
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Currency Risk.  Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of Reference Assets denominated in those other currencies, which may have an adverse effect on the Fund’s performance.

Cyber Security Risk [Member]
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Cyber Security Risk.    As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

Depositary Receipts Risk [Member]
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Depositary Receipts Risk.  Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Synthetic ELNs, and therefore the Fund’s, performance.

Derivatives Risk [Member]
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Derivatives Risk.    Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk [Member]
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Disruptive Innovation Risk.  Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future, which may have an adverse effect on the Fund’s performance. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company, which may cause loss to the Fund.

Emerging Market Securities Risk [Member]
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Emerging Market Securities Risk.  Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. The Fund classifies emerging country issuers based on the country classification adopted by MSCI, which is the index provider of the index used as the benchmark for the Fund. The Fund considers securities included in the MSCI Emerging Markets Index to be securities of emerging markets issuers.

Equity Securities Risk [Member]
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Equity Securities Risk.  The value of the equity securities that the Synthetic ELNs reference will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that the Synthetic ELNs reference or factors relating to specific companies that are the issuers of securities that the that the Synthetic ELNs reference. These can include stock movements, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity-related investments. The Fund may be adversely affected by these general market and economic conditions.

•      Special Purpose Acquisition Companies (SPACs).    Reference assets may include stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Financial Technology Risk [Member]
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Financial Technology Risk.  Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Fintech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Foreign Securities Risk [Member]
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Foreign Securities Risk.  The Fund may have investment exposure to foreign securities. Investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. The Fund normally will not hedge any foreign currency exposure.

Future Expected Genomic Business Risk [Member]
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Future Expected Genomic Business Risk.  The Fund may have investment exposure to Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Fund to achieve its investment objective.

Health Care Sector Risk [Member]
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Health Care Sector Risk.    The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals.

The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•      Biotechnology Company Risk.    A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•      Pharmaceutical Company Risk.    Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk [Member]
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Information Technology Sector Risk.    The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•      Internet Company Risk.    Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•      Semiconductor Company Risk.    Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•      Software Industry Risk.    The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

International Closed-Market Trading Risk [Member]
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International Closed-Market Trading Risk.  Because certain of securities underlying the Fund’s derivatives instruments trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Issuer Risk [Member]
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Issuer Risk.  Because the Fund may have investment exposure to a limited number of issuers, it is subject to the risk that the value of its portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk [Member]
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Large-Capitalization Companies Risk.  Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Leverage Risk [Member]
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Leverage Risk.    Certain transactions in which the Fund is permitted to engage may present leverage risk. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s investments. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Liquidity Risk [Member]
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Liquidity Risk.  The Fund may invest in securities or other instruments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold or disposed of at the desired time or price, the Fund may have to accept a lower price or may not be able to sell or dispose of the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders (including seed investors) may have a negative impact on the Fund’s liquidity. If the Fund is forced to sell or dispose of securities or other instruments at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Liquidity Risk — Synthetic ELNs [Member]
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Liquidity Risk — Synthetic ELNs.  There is no liquid secondary trading market for Synthetic ELNs. Terminating the Synthetic ELNs may require the payment of a premium or acceptance of a discounted price and may take longer to complete. These features may adversely impact the value of the Synthetic ELNs and the value of your investment.

Management Risk [Member]
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Management Risk.  As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser or any Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser or Sub-Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Margin Requirements Risk [Member]
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Margin Requirements Risk.  The Fund’s positions in certain derivatives instruments are subject to initial and maintenance margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the relevant derivatives instrument. Margin requirements may increase based on various market conditions, including the volatility or market price of an asset (as applicable). If margin requirements increase, the Fund may be required to sell its investments to meet its margin posting obligations.

Market Risk [Member]
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Market Risk.  The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests in ways that could have a significant negative impact on the Fund’s investment performance.

Market Trading Risk [Member]
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Market Trading Risk.    The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

Micro-Capitalization Companies Risk [Member]
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Micro-Capitalization Companies Risk.  Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Money Market Instruments Risk [Member]
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Money Market Instruments Risk.    Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.

New Fund Risk [Member]
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New Fund Risk.    There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable.

Next Generation Internet Companies Risk [Member]
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Next Generation Internet Companies Risk.  The risks described below apply, in particular, to the Fund’s investment in Next Generation Internet Companies.

•      Internet Information Provider Company Risk.    Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

•      Catalog and Mail Order House Company Risk.    Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Non-Diversified Risk [Member]
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Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk [Member]
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Operational Risk.  The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties and failed or inadequate processes and technology or system failures. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Quantitative System Risk [Member]
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Quantitative System Risk.  The Fund’s trading strategies are informed by a quantitative system that calibrates parameters for Synthetic ELNs, such as strike levels, maturities, and payoff structures and the Adviser or Sub-Adviser relies on this and other data in its decision making. This system may have faults, defects or other anomalies, that cause the generation of inaccurate information in future situations. If information and data is incorrectly input into the quantitative system, decisions made in reliance upon the date can expose the Fund to loss.

Sector Risk [Member]
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Sector Risk.    The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Shareholder Risk [Member]
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Shareholder Risk.  Certain shareholders, including potentially other funds advised by the Adviser or any Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third-party investor, the Adviser or Sub-Adviser (or an affiliate of the Adviser or Sub-Adviser), an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

Small- and Medium-Capitalization Companies Risk [Member]
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Small- and Medium-Capitalization Companies Risk.  Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Synthetic ELN Strategy Risk [Member]
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Synthetic ELN Strategy Risk.    The Fund’s Synthetic ELN portfolio is subject to risks associated with investments in derivatives instruments linked to a single Reference Asset or group of Reference Assets, including Derivatives Risk and Equity Securities Risk.

The Synthetic ELN portfolio is also subject to certain additional or heightened risks, including:

•      Contingent Income Risk.  Certain amounts analogous to coupon payments or principal payments of a debt obligation (“Coupon Payments”) from the Synthetic ELN are not guaranteed and will not be made if the price level of the Reference Asset falls below the Coupon Barrier on one or more observation dates. This means the Fund may generate significantly less income than anticipated from a Synthetic ELN during equity market downturns. The Coupon Payments of Synthetic ELNs are not linked to the performance of the Reference Assets at any time other than on maturity dates and call observation dates. Moreover, because the payoff of the Synthetic ELN is linked to the price level of the Reference Asset, the Fund is exposed to the market risk of the Reference Asset and may not receive any return on the Synthetic ELN and may lose a portion or all of its investment in the Synthetic ELN.

•      Early Redemption Risk.  Synthetic ELNs may be called (i.e., cancelled) before their scheduled maturity if the Reference Assets reaches or exceeds a certain level on an observation date. Synthetic ELNs limit the positive investment return that can be achieved due to this automatic call feature. This automatic early redemption could result in significantly less income than anticipated from a Synthetic ELN and force reinvestment of that principal investment amount at less advantageous terms based on prevailing market conditions. For example, if the automatic call feature is triggered, the Fund would forego any remaining Coupon Payments and may be unable to invest in another Synthetic ELN with a similar level of risk and comparable return potential. If the automatic call feature is not triggered, and the Maturity Barrier has been breached as of the maturity date, the Fund will receive less than the initial notional amount invested regardless of any outperformance of the Reference Asset throughout the term of the Synthetic ELN.

•      Barrier Risk.  The Coupon and Maturity Barrier levels of a Reference Asset set forth the threshold amount of loss the Reference Asset could experience before the Fund would forfeit, respectively, Coupon Payments and/or a portion or all of the initial notional amount invested in such contract. If the Coupon Barrier level is not met on an observation date, the Fund will not receive the coupon payment for such period (subject to any features that may provide the Fund to receive an unused or missed coupon under certain conditions). Accordingly, it is possible that the Fund may not receive any Coupon Payments under a Synthetic ELN. If the Maturity Barrier level is breached on the maturity date, the Fund will forfeit a percentage of the initial notional amount it invested in the Synthetic ELN. If the price of the Reference Asset falls below the Maturity Barrier at the maturity of a Synthetic ELN, the Fund is exposed to the negative performance of the Reference Asset from a specified level. This could result in sudden, significant losses if the Maturity Barrier is breached. Under some Synthetic ELNs, it is possible that the Fund could forfeit the entire initial notional amount of its investment, in addition to some or all of the Coupon Payments.

•      Limited Available Counterparty Risk.  Synthetic ELNs are bespoke contracts and the Fund may have limited available counterparties. The Fund will be subject to credit and default risk with respect to the counterparties to the Synthetic ELNs entered into by the Fund. If a Synthetic ELN counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. The Fund may have substantial exposure to one or a limited number of counterparties, which may result in the Fund being more susceptible to a single economic or regulatory occurrence affecting such counterparty(ies).

•      Counterparty Risk.    Counterparty risk is the risk that a counterparty to a fund transaction (e.g., prime brokerage, securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund is exposed to credit risks that a counterparty may be unwilling or unable to make timely payments or otherwise meet its contractual obligations. If this occurs, or if exercising contractual rights involves delays or costs for the Fund, the value of your shares in the Fund may decrease. Such risk is heightened in market environments where interest rates are changing, notably when rates are rising. Counterparty risk also includes the related risk of having concentrated exposure to such counterparty. The Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties of the counterparties’ other trading partners or borrowers.

Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk.    Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues.    Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk — Derivatives.  Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The U.S. federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The Fund’s transactions in derivative instruments may be subject to special tax rules, the effect of which may be to affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. The tax treatment of certain derivatives held by the Fund may be governed by section 1256 of the Code (such derivatives, “section 1256 contracts”). Section 1256 contracts are subject to “mark to market” rules, and the resulting gains or losses generally are treated as 60% long-term and 40% short-term capital gains or losses. Further, certain aspects of the Fund’s derivative strategy may trigger the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To the extent that the Fund’s investments in derivatives represent offsetting positions, the character of gains or losses realized by the Fund under the Code’s “straddle” rules may be affected and may increase the amount of short-term capital gain realized by the Fund. The Fund may hold certain derivatives that do not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such derivatives will likely could result in short-term or long-term capital gains or losses depending on the holding period. Certain derivatives may produce ordinary gain or loss for the Fund.